Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 897	$ 1,023
Nonaccrual loans interest	21	4
Intangible assets	2	5
Retirement liabilities	598	576
State net operating loss carryforward	229	212
Gross deferred tax asset	1,747	1,820
Valuation allowance	(229)	(212)
Deferred tax assets, Total	1,518	1,608
Deferred tax liabilities:
Accumulated depreciation	275	280
Available for sale securities	739	716
Other	197	131
Deferred tax liabilities, Total	1,211	1,127
Net Deferred Tax Assets	$ 307	$ 481